Investment Objectives and Goals - Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Innovator 20+ Year Treasury Bond 5 Floor ETF® – Quarterly
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF (prior to taking into account management fees and other fees) up to the upside cap of 26.81% while providing a maximum loss of 5% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from April 1, 2026 through June 30, 2026.